Retail | Vanguard Strategic Equity Fund
Fund Summary
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard Strategic Equity Fund Investor Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard Strategic Equity Fund Investor Shares
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.17%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard Strategic Equity Fund | Investor Shares | USD ($)	17	55	96	217

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in small- and mid-capitalization domestic equity securities based on the advisor’s assessment of the relative return potential of the securities. The advisor selects securities that it believes offer an appropriate balance between strong growth prospects and reasonable valuations relative to their industry peers. The advisor does this by using a quantitative process to evaluate all of the securities in the Fund’s benchmark, the MSCI US Small + Mid Cap 2200 Index, while seeking to maintain a risk profile similar to that of the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities.
Principal Risks
An investment in the Fund could lose money over short or long periods of time. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. The stock prices of small and mid-size companies tend to experience greater volatility because, among other things, these companies tend to be more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. The Fund uses a quantitative process to evaluate securities and can perform differently from the market as a whole as a result of the stock selection model.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Strategic Equity Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.45% (quarter ended June 30, 2009), and the lowest return for a quarter was –20.37% (quarter ended September 30, 2011).
Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - Retail - Vanguard Strategic Equity Fund	1 Year	5 Years	10 Years
Investor Shares	(11.91%)	5.78%	13.71%
Investor Shares | Return After Taxes on Distributions	(13.91%)	3.87%	12.56%
Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares	(5.69%)	4.40%	11.48%
MSCI US Small + Mid Cap 2200 Index (reflects no deduction for fees, expenses, or taxes)	(9.30%)	6.05%	13.96%

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.